Intangible Assets and Goodwill	3 Months Ended
Apr. 02, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
At the end of fiscal years 2022 and 2021, the gross and net amounts of intangible assets were:

	2022			2021
(Dollars in Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Patents and trademarks	$4,400	$(1,485)	$2,915	$4,705	$(1,350)	$3,355
Customer relationships	2,127	(1,063)	1,064	2,265	(1,021)	1,244
Other intangibles	1,343	(650)	693	1,377	(628)	749
Total definite-lived intangible assets	7,870	(3,198)	4,672	8,347	(2,999)	5,348
Indefinite-lived intangible assets:
Trademarks	5,122	—	5,122	5,291	—	5,291
Other	59	—	59	62	—	62
Total intangible assets, net	$13,051	$(3,198)	$9,853	$13,700	$(2,999)	$10,701
The weighted average amortization period for patents and trademarks is 20 years. The weighted average amortization period for customer relationships is 31 years and is driven by large established distributors in various regional markets. These customers have been operating in these markets for many years and are expected to continue to operate in these markets for the foreseeable future. The weighted average amortization period for other intangible assets is 34 years. A majority of the other intangible assets relates to the Parent’s acquisition of Pfizer Consumer Health in 2006. The amortization expense of amortizable assets included in Cost of sales was $348 million, $414 million and $415 million, for the fiscal years 2022, 2021 and 2020 respectively. Amortization of intangible assets is inclusive of amortization on trademarks of $187 million, $213 million, and $197 million for the fiscal years 2022, 2021, and 2020, respectively. Amortization on the remaining intangible assets is $161 million, $201 million, and $218 million for the fiscal years 2022, 2021, and 2020, respectively. Carrying amount changes from fiscal year 2021 to fiscal year 2022 are primarily driven by currency translation. The Company recognized an intangible impairment of $12 million related to certain definite-lived trademarks deemed as irrecoverable in Other (income) expense, net, operating for the fiscal year ended January 1, 2023.
The estimated amortization expense before tax for the five succeeding years is approximately:

(Dollars in Millions)
2023	2024	2025	2026	2027
$314	$304	$280	$276	$272
During 2022, the Company realigned and began managing its operations differently, and as a result the Company reallocated its goodwill to align with the new operating segments during 2022. This realignment in segment structure resulted in a change in the Company’s former reporting units, which are now divided between: (i) Self Care, (ii) Skin Health and Beauty and (iii) Essential Health. which are also the Company’s reportable segments. As a result of this realignment, goodwill was reassigned to each of the reporting units using a relative fair value approach. The Company estimates the fair values of a reporting unit using a discounted cash flow model.
Goodwill by reportable segment is as follows:

(Dollars in Millions)	Consumer Health Business	Self Care	Skin Health and Beauty	Essential Health	Total
Goodwill at January 3, 2021	$10,326	$—	$—	$—	$10,326
Currency translation/other	(516)	—	—	—	(516)
Goodwill at January 2, 2022	$9,810	$—	$—	$—	$9,810
Currency translation/other	(664)	—	—	—	(664)
Goodwill at July 3, 2022	$9,146	$—	$—	$—	$9,146
Realignment of segment goodwill	(9,146)	5,193	2,334	1,619	—
Currency translation/other	—	1	31	7	39
Goodwill at January 1, 2023	$—	$5,194	$2,365	$1,626	$9,185
A majority of the goodwill relates to the Parent’s acquisition of Pfizer Consumer Health in 2006.
The fair value of a reporting unit refers to the price that would be received to sell the unit as a whole in an orderly transaction between market participants. The Company estimates the fair values of a reporting unit using a discounted cash flow model. The discounted cash flow model relies on assumptions regarding revenue and net income growth rates, projected working capital needs, capital expenditures, and discount rates. To estimate fair value, the Company discounts the forecasted cash flows of each reporting unit. The discount rate the Company uses represents the estimated weighted average cost of capital, which reflects the overall level of inherent risk involved in its reporting unit operations and the rate of return a market participant would expect to earn. The quantitative fair value test is performed utilizing long-term growth rates and discount rates applied to the estimated cash flows in estimation of fair value.
To forecast a reporting unit’s cash flows the Company takes into consideration economic conditions and trends, estimated future operating results, management’s projections, and a market participant’s view of growth rates and product lives, and anticipates future economic conditions. Revenue growth rates inherent in these forecasts are based on input from internal and external market research that compare factors such as growth in global economies, recent industry trends and product life-cycles. Macroeconomic factors such as changes in economies, changes in the competitive landscape, changes in government legislation, product life-cycles, industry consolidations and other changes beyond the Company’s control could have a positive or negative impact on achieving its targets. Accordingly, if market conditions deteriorate, or if the Company is unable to execute its strategies, it may be necessary to record impairment charges in the future.
Re-segmentation Goodwill Impairment Test
Following the change in reporting units during 2022, the Company performed a quantitative impairment test on each of the reporting units: (i) Self Care, (ii) Skin Health and Beauty and (iii) Essential Health. After completing the testing, the fair value of each of these reporting units exceeded its carrying value, and, therefore, there was no impairment to goodwill.
Annual Goodwill Impairment Tests
The Company completed its annual goodwill impairment tests for fiscal years 2022, 2021, and 2020 and concluded that no impairment to goodwill was necessary as the fair value of each reporting unit was in excess of its respective carrying value.
Intangible Assets and Goodwill
As of April 2, 2023 and January 1, 2023, the gross and net amounts of intangible assets were:

	April 2, 2023			January 1, 2023
(Dollars in Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Patents and trademarks	$4,450	$(1,551)	$2,899	$4,400	$(1,485)	$2,915
Customer relationships	2,142	(1,095)	1,047	2,127	(1,063)	1,064
Other intangibles	1,346	(659)	687	1,343	(650)	693
Total definite-lived intangible assets	$7,938	$(3,305)	$4,633	$7,870	$(3,198)	$4,672
Indefinite-lived intangible assets:
Trademarks	5,144	—	5,144	5,122	—	5,122
Other	60	—	60	59	—	59
Total intangible assets, net	$13,142	$(3,305)	$9,837	$13,051	$(3,198)	$9,853
The weighted average amortization period for patents and trademarks is 20 years. The weighted average amortization period for customer relationships is 31 years and is driven by large established distributors in various regional markets. These customers have been operating in these markets for many years and are expected to continue to operate in these markets for the foreseeable future. The weighted average amortization period for other intangible assets is 34 years. A majority of the other intangible assets relates to the Parent’s acquisition of Pfizer Consumer Health in 2006. The amortization expense of amortizable assets included in Cost of sales was $81 million and $93 million, for the fiscal three months ended April 2, 2023 and April 3, 2022, respectively. Amortization of intangible assets was inclusive of amortization on trademarks of $41 million and $50 million, for the fiscal three months ended April 2, 2023 and April 3, 2022, respectively. Amortization on the remaining intangible assets was $40 million and $43 million for the fiscal three months ended April 2, 2023 and April 3, 2022, respectively. Carrying amount changes for the fiscal three months ended April 2, 2023 were primarily driven by currency translation.
The estimated amortization expense before tax for the remainder of 2023 and the five succeeding years is approximately:

(Dollars in Millions)
Remainder of 2023	2024	2025	2026	2027	2028
$236	$304	$280	$276	$272	$268
Goodwill by reportable segment was as follows:

(Dollars in Millions)	Self Care	Skin Health and Beauty	Essential Health	Total
Goodwill at January 1, 2023	$5,194	$2,365	$1,626	$9,185
Currency translation/other	36	1	12	49
Goodwill at April 2, 2023	$5,230	$2,366	$1,638	$9,234
A majority of the Goodwill relates to the Parent’s acquisition of Pfizer Consumer Health in 2006.